NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of the Components of Net Investment in Direct Financing Leases (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
NET INVESTMENT IN DIRECT FINANCING LEASES
Ending balance	$ 122,893,158	$ 127,827,892	$ 122,561,475	$ 121,043,154
Less: Amounts representing estimated executory costs	0	0	0	0
Minimum lease payments receivable			122,561,475	121,043,154
Less: unearned income, representing interest			(3,533,936)	(5,806,618)
Present value of minimum lease receivable			119,027,539	115,236,536
Less: Allowance for uncollectible receivables	$ (119,067,356)	$ (121,442,109)	(102,069,239)	(85,225,257)
Net investment in direct financing leases			$ 16,958,300	$ 30,011,279